ING Partners, Inc.

ING Solution Growth and Income Portfolio

ING Solution Growth Portfolio

ING Solution Income Portfolio

ING Solution 2015 Portfolio

ING Solution 2025 Portfolio

ING Solution 2035 Portfolio

ING Solution 2045 Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated August 7, 2009 to the Portfolios’ Adviser (“ADV”) Class and Service (“S”) Class Prospectus,

Initial (“I”) Class Prospectus, Service 2 Class (“Class S2”) Prospectus,

and Class T Prospectus (each a “Prospectus” and collectively “Prospectuses”)

each dated May 1, 2009.

On July 9, 2009, the Board of Directors of ING Partners, Inc. approved changes to the Portfolios’ primary benchmark indices, effective July 31, 2009.

The Prospectuses are revised as follows:

ADV CLASS AND S CLASS PROSPECTUS

ING Solution Growth and Income Portfolio

The section entitled “ING Solution Growth and Income Portfolio — Performance” beginning on page 6 of the ADV Class and S Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s ADV Class and S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Risk Moderate Index and the Dow Jones Moderate Portfolio Index and a composite index — the ING Solution Growth and Income Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Moderate Portfolio Index. The Portfolio changed the index to which it compares its performance to the S&P Target Risk Moderate Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Risk Moderate Index seeks to provide significant exposure to fixed income, while also providing increased opportunity for capital growth through equities. The Dow Jones Moderate Portfolio Index is comprised of an underlying blend of U.S. and non-U.S. stock, bond, and cash indices. It is designed to capture 60% of the risk and return of the Dow Jones Aggressive Portfolio Index, an all-stock index. The ING Solution Growth and Income Composite Index is comprised of 11% of S&P 500® Composite Stock Price (“S&P 500®”) Index/9% Russell 1000® Growth Index/9% Russell 1000® Value Index/2% Russell Midcap® Index/2% Russell 2000® Index/9% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/8% DJ Wilshire Real Estate Securities Index/33% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/14% Barclays Capital 1-3 Year Government/Credit Index/3% Citigroup U.S. Inflation-Linked Securities Index/0% MSCI Emerging Markets IndexTM/0% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocation of the Portfolio as of December 31, 2008. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed–rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The MSCI Emerging Markets IndexTM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
ADV Class Return	(23.88)%	(16.62	)%(1)	N/A
S Class Return	(23.63)%	(16.32	)%(1)	N/A
S&P Target Risk Moderate Index	(17.58)%	(10.86	)%(2)	N/A
Dow Jones Moderate Portfolio Index	(24.75)%	(16.07	)%(2)	N/A
ING Solution Growth and Income Composite Index	(28.16)%	(19.98	)%(2)(3)	N/A

(1)	ADV Class and S Class shares commenced operations on July 2, 2007.
(2)	The index returns are for the period beginning July 1, 2007.
(3)	The ING Solution Growth and Income Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution Growth Portfolio

The section entitled “ING Solution Growth Portfolio — Performance” beginning on page 8 of the ADV Class and S Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s ADV Class and S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Risk Growth Index and the Dow Jones Moderately Aggressive Portfolio Index and a composite index — the ING Solution Growth Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Moderately Aggressive Portfolio Index. The Portfolio changed the index to which it compares its performance to the S&P Target Risk Growth Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Risk Growth Index seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk. The Dow Jones Moderately Aggressive Portfolio Index is comprised of an underlying blend of U.S. and non-U.S. stock, bond, and cash indices. It is designed to capture 80% of the risk and return of the Dow Jones Aggressive Portfolio Index, an all-stock index. The ING Solution Growth Composite Index is comprised of 16% of S&P 500® Composite Stock Price (“S&P 500®”) Index/12% Russell 1000® Growth Index/12% Russell 1000® Value Index/3% Russell Midcap® Index/3% Russell 2000® Index/11% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/7% DJ Wilshire Real Estate Securities Index/22% Barclays U.S. Capital Aggregate Bond (“BCAB”) Index/8% Barclays Capital 1-3 Year Government/Credit Index/0% Citigroup U.S. Inflation-Linked Securities Index/2% MSCI Emerging Markets IndexTM/4% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocation of the Portfolio as of December 31, 2008. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed–rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The MSCI Emerging Markets IndexTM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
ADV Class Return	(32.00)%	(23.39	)%(1)	N/A
S Class Return	(31.81)%	(23.39	)%(1)	N/A
S&P Target Risk Growth Index	(26.33)%	(17.88	)%(2)	N/A
Dow Jones Moderately Aggressive Portfolio Index	(33.17)%	(23.32	)%(2)	N/A
ING Solution Growth Composite Index	(18.74)%	(12.16	)%(2)(3)	N/A

(1)	ADV Class and S Class shares commenced operations on July 2, 2007.
(2)	The index returns are for the period beginning July 1, 2007.
(3)	The ING Solution Growth Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution Income Portfolio

The section entitled “ING Solution Income Portfolio — Performance” beginning on page 10 of the ADV Class and S Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s ADV Class and S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date Retirement Income Index and the Dow Jones Target Today Index — Global Series and a composite index — the ING Solution Income Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target Today Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date Retirement Income Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date Retirement Income Index is a broad representative of the investment opportunity available to investors in target date funds. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target Today Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution Income Composite Index is comprised of 42% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/20%Barclays Capital 1-3 Year Government/Credit Index/10% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% DJ Wilshire Real Estate Securities Index/6% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/5% Citigroup U.S. Inflation-Linked Securities Index/3% Barclays Capital High Yield Index/3% Russell 1000® Value Index/2% Russell 1000® Growth Index, which is aligned with the asset allocation of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
ADV Class Return	(16.93)%	(0.93	)%(1)	N/A
S Class Return	(16.66)%	(0.65	)%(1)	N/A
S&P Target Date Retirement Income Index	(13.09)%	(5.32	)%(2)	N/A
Dow Jones Target Today Index — Global Series	(3.06)%	3.43	%(3)	N/A
ING Solution Income Composite Index	(10.68)%	8.05	%(3)(4)	N/A

(1)	ADV Class and S Class shares commenced operations on April 29, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date Retirement Income Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution Income Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2015 Portfolio

The section entitled “ING Solution 2015 Portfolio — Performance” beginning on page 13 of the ADV Class and S Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s ADV Class and S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2015 Index and the Dow Jones Target 2015 Index — Global Series and a composite index — the ING Solution 2015 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2015 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2015 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2015 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2015. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2015 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2015 Composite Index is comprised of 28% Barclays Capital U.S. Aggregate Bond Index (“BCAB Index”)/13% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% Russell 1000® Value Index/9% Russell 1000® Growth Index/8% Barclays Capital 1-3 Year Government/Credit Index/8% DJ Wilshire Real Estate Securities Index/7% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/5% Citigroup U.S. Inflation-Linked Securities Index/4% Barclays Capital U.S. High Yield Index (formerly, the Lehman Brothers® High Yield Index)/3% Russell 2000® Index/3% Russell MidCap® Index/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed–rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
ADV Class Return	(27.05)%	(2.83	)%(1)	N/A
S Class Return	(26.86)%	(2.56	)%(1)	N/A
S&P Target Date 2015 Index	(21.32)%	(10.47	)%(2)	N/A
Dow Jones Target 2015 Index — Global Series	(16.65)%	1.62	%(3)	N/A
ING Solution 2015 Composite Index	(22.51)%	(0.87	)%(3)(4)	N/A

(1)	ADV Class and S Class shares commenced operations on April 29, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2015 Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2015 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2025 Portfolio

The section entitled “ING Solution 2025 Portfolio — Performance” beginning on page 13 of the ADV Class and S Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s ADV Class and S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2025 Index and the Dow Jones Target 2025 Index — Global Series and a composite index — the ING Solution 2025 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2025 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2025 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2025 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2025. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2025 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2025 Composite Index is comprised of 15% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/14% Russell 1000® Growth Index/14% Russell 1000® Value Index/12% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/12% S&P 500® Composite Stock Price (“S&P 500®”)Index/8% Barclays Capital 1-3 Year Government/Credit Index/7% DJ Wilshire Real Estate Securities Index/5% Russell 2000® Index/5% Russell MidCap® Index/3% MSCI Emerging Markets IndexSM/3% S&P/Citigroup World Property (ex. U.S.) Index/2% Barclays Capital High Yield Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
ADV Class Return	(34.05)%	(4.52	)%(1)	N/A
S Class Return	(33.87)%	(4.24	)%(1)	N/A
S&P Target Date 2025 Index	(27.75)%	(14.71	)%(2)	N/A
Dow Jones Target 2025 Index — Global Series	(27.61)%	0.14	%(3)	N/A
ING Solution 2025 Composite Index	(30.52)%	(5.58	)%(3)(4)	N/A

(1)	ADV Class and S Class shares commenced operations on April 29, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2025 Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2025 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2035 Portfolio

The section entitled “ING Solution 2035 Portfolio — Performance” beginning on page 18 of the ADV Class and S Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s ADV Class and S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2035 Index and the Dow Jones Target 2035 Index — Global Series and a composite index — the ING Solution 2035 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2035 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2035 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2035 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2035. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2035 Index — Global Series is comprised of a set of equity, bond and cash sub indices. The ING Solution 2035 Composite Index is comprised of 16% Russell 1000® Growth Index/16% Russell 1000® Value Index/15% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/15% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/ 10% S&P 500® Composite Stock Price (“S&P 500®”) Index/7% Russell 2000® Index/7% Russell MidCap® Index/6% DJ Wilshire Real Estate Securities Index/5% MSCI Emerging Markets IndexSM/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
ADV Class Return	(37.18)%	(4.92	)%(1)	N/A
S Class Return	(37.01)%	(4.66	)%(1)	N/A
S&P Target Date 2035 Index	(32.60)%	(18.01	)%(2)	N/A
Dow Jones Target 2035 Index — Global Series	(35.15)%	(1.51	)%(3)	N/A
ING Solution 2035 Composite Index	(33.01)%	(5.77	)%(3)(4)	N/A

(1)	ADV Class and S Class shares commenced operations on April 29, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2035 Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2035 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2045 Portfolio

The section entitled “ING Solution 2045 Portfolio — Performance” beginning on page 20 of the ADV Class and S Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s ADV Class and S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2045+ Index and the Dow Jones Target 2045 Index — Global Series and a composite index — the ING Solution 2045 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2045 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2045+ Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2045+ Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2045. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2045 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2045 Composite Index is comprised of 19% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/17% Russell 1000® Growth Index/17% Russell 1000® Value Index/10% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% Russell 2000® Index/9% Russell Midcap® Index/7% MSCI Emerging Markets IndexSM/5% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/4% DJ Wilshire Real Estate Securities Index/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
ADV Class Return	(40.02)%	(5.31	)%(1)	N/A
S Class Return	(39.86)%	(5.08	)%(1)	N/A
S&P Target Date 2045+ Index	(35.24)%	(19.71	)%(2)	N/A
Dow Jones Target 2045 Index — Global Series	(37.03)%	(2.13	)%(3)	N/A
ING Solution 2045 Composite Index	(38.45)%	(10.17	)%(3)(4)	N/A

(1)	ADV Class and S Class shares commenced operations on April 29, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2045+ Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2045 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

I CLASS PROSPECTUS

ING Solution Growth and Income Portfolio

The section entitled “ING Solution Growth and Income Portfolio — Performance” beginning on page 6 of the I Class Prospectus is amended as follows:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s I Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Risk Moderate Index and the Dow Jones Moderate Portfolio Index and a composite index — the ING Solution Growth and Income Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Moderate Portfolio Index. The Portfolio changed the index to which it compares its performance to the S&P Target Risk Moderate Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Risk Moderate Index seeks to provide significant exposure to fixed income, while also providing increased opportunity for capital growth through equities. The Dow Jones Moderate Portfolio Index is comprised of an underlying blend of U.S. and non-U.S. stock, bond, and cash indices. It is designed to capture 60% of the risk and return of the Dow Jones Aggressive Portfolio Index, an all-stock index. The ING Solution Growth and Income Composite Index is comprised of 11% of S&P 500® Composite Stock Price (“S&P 500®”) Index/9% Russell 1000® Growth Index/9% Russell 1000® Value Index/2% Russell Midcap® Index/2% Russell 2000® Index/9% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/8% DJ Wilshire Real Estate Securities Index/33% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/14% Barclays Capital 1-3 Year Government/Credit Index/3% Citigroup U.S. Inflation-Linked Securities Index/0% MSCI Emerging Markets IndexTM/0% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocation of the Portfolio as of December 31, 2008. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed–rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The MSCI Emerging Markets IndexTM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
I Class Return	(23.32)%	(15.98	)%(1)	N/A
S&P Target Risk Moderate Index	(17.58)%	(10.86	)%(2)	N/A
Dow Jones Moderate Portfolio Index	(24.75)%	(16.07	)%(2)	N/A
ING Solution Growth and Income Composite Index	(28.16)%	(19.98	)%(2)(3)	N/A

(1)	I Class shares commenced operations on July 2, 2007.
(2)	The index returns are for the period beginning July 1, 2007.
(3)	The ING Solution Growth and Income Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution Growth Portfolio

The section entitled “ING Solution Growth Portfolio — Performance” beginning on page 8 of the I Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s I Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Risk Growth Index and the Dow Jones Moderately Aggressive Portfolio Index and a composite index — the ING Solution Growth Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Moderately Aggressive Portfolio Index. The Portfolio changed the index to which it compares its performance to the S&P Target Risk Growth Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Risk Growth Index seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk. The Dow Jones Moderately Aggressive Portfolio Index is comprised of an underlying blend of U.S. and non-U.S. stock, bond, and cash indices. It is designed to capture 80% of the risk and return of the Dow Jones Aggressive Portfolio Index, an all-stock index. The ING Solution Growth Composite Index is comprised of 16% of S&P 500® Composite Stock Price (“S&P 500®”) Index/12% Russell 1000® Growth Index/12% Russell 1000® Value Index/3% Russell Midcap® Index/3% Russell 2000® Index/11% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/7% DJ Wilshire Real Estate Securities Index/22% Barclays U.S. Capital Aggregate Bond (“BCAB”) Index/8% Barclays Capital 1-3 Year Government/Credit Index/0% Citigroup U.S. Inflation-Linked Securities Index/2% MSCI Emerging Markets IndexTM/4% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocation of the Portfolio as of December 31, 2008. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed–rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The MSCI Emerging Markets IndexTM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
I Class Return	(31.57)%	(23.10	)%(1)	N/A
S&P Target Risk Growth Index	(26.33)%	(17.88	)%(2)	N/A
Dow Jones Moderately Aggressive Portfolio Index	(33.17)%	(23.32	)%(2)	N/A
ING Solution Growth Composite Index	(18.74)%	(12.16	)%(2)(3)	N/A

(1)	I Class shares commenced operations on July 2, 2007.
(2)	The index returns are for the period beginning July 1, 2007.
(3)	The ING Solution Growth Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution Income Portfolio

The section entitled “ING Solution Income Portfolio — Performance” beginning on page 10 of the I Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s I Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date Retirement Income Index and the Dow Jones Target Today Index — Global Series and a composite index — the ING Solution Income Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target Today Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date Retirement Income Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date Retirement Income Index is a broad representative of the investment opportunity available to investors in target date funds. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target Today Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution Income Composite Index is comprised of 42% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/20%Barclays Capital 1-3 Year Government/Credit Index/10% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% DJ Wilshire Real Estate Securities Index/6% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/5% Citigroup U.S. Inflation-Linked Securities Index/3% Barclays Capital High Yield Index/3% Russell 1000® Value Index/2% Russell 1000® Growth Index, which is aligned with the asset allocation of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
I Class Return	(16.49)%	(0.41	)%(1)	N/A
S&P Target Date Retirement Income Index	(13.09)%	(5.32	)%(2)	N/A
Dow Jones Target Today Index — Global Series	(3.06)%	3.43	%(3)	N/A
ING Solution Income Composite Index	(10.68)%	8.05	%(3)(4)	N/A

(1)	I Class shares commenced operations on April 29, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date Retirement Income Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution Income Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2015 Portfolio

The section entitled “ING Solution 2015 Portfolio — Performance” beginning on page 12 of the I Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s I Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2015 Index and the Dow Jones Target 2015 Index — Global Series and a composite index — the ING Solution 2015 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2015 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2015 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2015 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2015. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2015 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2015 Composite Index is comprised of 28% Barclays Capital U.S. Aggregate Bond Index (“BCAB Index”)/13% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% Russell 1000® Value Index/9% Russell 1000® Growth Index/8% Barclays Capital 1-3 Year Government/Credit Index/8% DJ Wilshire Real Estate Securities Index/7% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/5% Citigroup U.S. Inflation-Linked Securities Index/4% Barclays Capital U.S. High Yield Index (formerly, the Lehman Brothers® High Yield Index)/3% Russell 2000® Index/3% Russell MidCap® Index/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed–rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
I Class Return	(26.71)%	(2.31	)%(1)	N/A
S&P Target Date 2015 Index	(21.32)%	(10.47	)%(2)	N/A
Dow Jones Target 2015 Index — Global Series	(16.65)%	1.62	%(3)	N/A
ING Solution 2015 Composite Index	(22.51)%	(0.87	)%(3)(4)	N/A

(1)	I Class shares commenced operations on April 29, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2015 Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2015 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2025 Portfolio

The section entitled “ING Solution 2025 Portfolio — Performance” beginning on page 14 of the I Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s I Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2025 Index and the Dow Jones Target 2025 Index — Global Series and a composite index — the ING Solution 2025 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2025 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2025 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2025 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2025. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2025 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2025 Composite Index is comprised of 15% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/14% Russell 1000® Growth Index/14% Russell 1000® Value Index/12% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/12% S&P 500® Composite Stock Price (“S&P 500®”)Index/8% Barclays Capital 1-3 Year Government/Credit Index/7% DJ Wilshire Real Estate Securities Index/5% Russell 2000® Index/5% Russell MidCap® Index/3% MSCI Emerging Markets IndexSM/3% S&P/Citigroup World Property (ex. U.S.) Index/2% Barclays Capital High Yield Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
I Class Return	(33.72)%	(3.98	)%(1)	N/A
S&P Target Date 2025 Index	(27.75)%	(14.71	)%(2)	N/A
Dow Jones Target 2025 Index — Global Series	(27.61)%	0.14	%(3)	N/A
ING Solution 2025 Composite Index	(30.52)%	(5.58	)%(3)(4)	N/A

(1)	I Class shares commenced operations on April 29, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2025 Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2025 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2035 Portfolio

The section entitled “ING Solution 2035 Portfolio — Performance” beginning on page 17 of the I Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s I Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2035 Index and the Dow Jones Target 2035 Index — Global Series and a composite index — the ING Solution 2035 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2035 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2035 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2035 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2035. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2035 Index — Global Series is comprised of a set of equity, bond and cash sub indices. The ING Solution 2035 Composite Index is comprised of 16% Russell 1000® Growth Index/16% Russell 1000® Value Index/15% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/15% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/ 10% S&P 500® Composite Stock Price (“S&P 500®”) Index/7% Russell 2000® Index/7% Russell MidCap® Index/6% DJ Wilshire Real Estate Securities Index/5% MSCI Emerging Markets IndexSM/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
I Class Return	(36.85)%	(4.40	)%(1)	N/A
S&P Target Date 2035 Index	(32.60)%	(18.01	)%(2)	N/A
Dow Jones Target 2035 Index — Global Series	(35.15)%	(1.51	)%(3)	N/A
ING Solution 2035 Composite Index	(33.01)%	(5.77	)%(3)(4)	N/A

(1)	I Class shares commenced operations on April 29, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2035 Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2035 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2045 Portfolio

The section entitled “ING Solution 2045 Portfolio — Performance” beginning on page 19 of the I Class Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s I Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2045+ Index and the Dow Jones Target 2045 Index — Global Series and a composite index — the ING Solution 2045 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2045 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2045+ Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2045+ Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2045. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2045 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2045 Composite Index is comprised of 19% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/17% Russell 1000® Growth Index/17% Russell 1000® Value Index/10% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% Russell 2000® Index/9% Russell Midcap® Index/7% MSCI Emerging Markets IndexSM/5% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/4% DJ Wilshire Real Estate Securities Index/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
I Class Return	(39.70)%	(4.82	)%(1)	N/A
S&P Target Date 2045+ Index	(35.24)%	(19.71	)%(2)	N/A
Dow Jones Target 2045 Index — Global Series	(37.03)%	(2.13	)%(3)	N/A
ING Solution 2045 Composite Index	(38.45)%	(10.17	)%(3)(4)	N/A

(1)	I Class shares commenced operations on April 29, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2045+ Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2045 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

CLASS S2 PROSPECTUS

ING Solution Income Portfolio

The section entitled “ING Solution Income Portfolio — Performance” beginning on page 6 of the Class S2 Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date Retirement Income Index and the Dow Jones Target Today Index — Global Series and a composite index — the ING Solution Income Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target Today Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date Retirement Income Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date Retirement Income Index is a broad representative of the investment opportunity available to investors in target date funds. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target Today Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution Income Composite Index is comprised of 42% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/20%Barclays Capital 1-3 Year Government/Credit Index/10% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% DJ Wilshire Real Estate Securities Index/6% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/5% Citigroup U.S. Inflation-Linked Securities Index/3% Barclays Capital High Yield Index/3% Russell 1000® Value Index/2% Russell 1000® Growth Index, which is aligned with the asset allocation of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
S Class Return (adjusted)	(16.80)%	(0.81	)%(1)	N/A
S&P Target Date Retirement Income Index	(13.09)%	(5.32	)%(2)	N/A
Dow Jones Target Today Index — Global Series	(3.06)%	3.43	%(3)	N/A
ING Solution Income Composite Index	(10.68)%	8.05	%(3)(4)	N/A

(1)	S Class shares commenced operations on April 29, 2005. S Class shares are not offered in this Prospectus. S Class shares would have had substantially similar annual returns as Class S2 shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent S Class shares and Class S2 shares have different expenses.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date Retirement Income Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution Income Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2015 Portfolio

The section entitled “ING Solution 2015 Portfolio — Performance” beginning on page 8 of the Class S2 Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2015 Index and the Dow Jones Target 2015 Index — Global Series and a composite index — the ING Solution 2015 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2015 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2015 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2015 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2015. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2015 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2015 Composite Index is comprised of 28% Barclays Capital U.S. Aggregate Bond Index (“BCAB Index”)/13% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% Russell 1000® Value Index/9% Russell 1000® Growth Index/8% Barclays Capital 1-3 Year Government/Credit Index/8% DJ Wilshire Real Estate Securities Index/7% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/5% Citigroup U.S. Inflation-Linked Securities Index/4% Barclays Capital U.S. High Yield Index (formerly, the Lehman Brothers® High Yield Index)/3% Russell 2000® Index/3% Russell MidCap® Index/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed–rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
S Class Return (adjusted)	(26.97)%	(2.71	)%(1)	N/A
S&P Target Date 2015 Index	(21.32)%	(10.47	)%(2)	N/A
Dow Jones Target 2015 Index — Global Series	(16.65)%	1.62	%(3)	N/A
ING Solution 2015 Composite Index	(22.51)%	(0.87	)%(3)(4)	N/A

(1)	S Class shares commenced operations on April 29, 2005. S Class shares are not offered in this Prospectus. S Class shares would have had substantially similar annual returns as Class S2 shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent S Class shares and Class S2 shares have different expenses.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2015 Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2015 Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2025 Portfolio

The section entitled “ING Solution 2025 Portfolio — Performance” beginning on page 10 of the Class S2 Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2025 Index and the Dow Jones Target 2025 Index — Global Series and a composite index — the ING Solution 2025 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2025 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2025 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2025 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2025. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2025 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2025 Composite Index is comprised of 15% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/14% Russell 1000® Growth Index/14% Russell 1000® Value Index/12% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/12% S&P 500® Composite Stock Price (“S&P 500®”)Index/8% Barclays Capital 1-3 Year Government/Credit Index/7% DJ Wilshire Real Estate Securities Index/5% Russell 2000® Index/5% Russell MidCap® Index/3% MSCI Emerging Markets IndexSM/3% S&P/Citigroup World Property (ex. U.S.) Index/2% Barclays Capital High Yield Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
S Class Return (adjusted)	(33.97)%	(4.39	)%(1)	N/A
S&P Target Date 2025 Index	(27.75)%	(14.71	)%(2)	N/A
Dow Jones Target 2025 Index — Global Series	(27.61)%	0.14	%(3)	N/A
ING Solution 2025 Composite Index	(30.52)%	(5.58	)%(3)(4)	N/A

(1)	S Class shares commenced operations on April 29, 2005. S Class shares are not offered in this Prospectus. S Class shares would have had substantially similar annual returns as Class S2 shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent S Class shares and Class S2 shares have different expenses.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2025 Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2025 Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2035 Portfolio

The section entitled “ING Solution 2035 Portfolio — Performance” beginning on page 13 of the Class S2 Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2035 Index and the Dow Jones Target 2035 Index — Global Series and a composite index — the ING Solution 2035 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2035 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2035 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2035 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2035. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2035 Index — Global Series is comprised of a set of equity, bond and cash sub indices. The ING Solution 2035 Composite Index is comprised of 16% Russell 1000® Growth Index/16% Russell 1000® Value Index/15% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/15% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/ 10% S&P 500® Composite Stock Price (“S&P 500®”) Index/7% Russell 2000® Index/7% Russell MidCap® Index/6% DJ Wilshire Real Estate Securities Index/5% MSCI Emerging Markets IndexSM/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
S Class Return (adjusted)	(37.11)%	(4.82	)%(1)	N/A
S&P Target Date 2035 Index	(32.60)%	(18.01	)%(2)	N/A
Dow Jones Target 2035 Index — Global Series	(35.15)%	(1.51	)%(3)	N/A
ING Solution 2035 Composite Index	(33.01)%	(5.77	)%(3)(4)	N/A

(1)	S Class shares commenced operations on April 29, 2005. S Class shares are not offered in this Prospectus. S Class shares would have had substantially similar annual returns as Class S2 shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent S Class shares and Class S2 shares have different expenses.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2035 Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2035 Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2045 Portfolio

The section entitled “ING Solution 2045 Portfolio — Performance” beginning on page 15 of the Class S2 Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s S Class shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2045+ Index and the Dow Jones Target 2045 Index — Global Series and a composite index — the ING Solution 2045 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2045 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2045+ Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2045+ Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2045. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2045 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2045 Composite Index is comprised of 19% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/17% Russell 1000® Growth Index/17% Russell 1000® Value Index/10% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% Russell 2000® Index/9% Russell Midcap® Index/7% MSCI Emerging Markets IndexSM/5% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/4% DJ Wilshire Real Estate Securities Index/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
S Class Return (adjusted)	(39.95)%	(5.23	)%(1)	N/A
S&P Target Date 2045+ Index	(35.24)%	(19.71	)%(2)	N/A
Dow Jones Target 2045 Index — Global Series	(37.03)%	(2.13	)%(3)	N/A
ING Solution 2045 Composite Index	(38.45)%	(10.17	)%(3)(4)	N/A

(1)	S Class shares commenced operations on April 29, 2005. S Class shares are not offered in this Prospectus. S Class shares would have had substantially similar annual returns as Class S2 shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent S Class shares and Class S2 shares have different expenses.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2045+ Index is March 31, 2007.
(3)	The index returns are for the period beginning May 1, 2005.
(4)	The ING Solution 2045 Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

CLASS T PROSPECTUS

ING Solution Income Portfolio

The section entitled “ING Solution Income Portfolio — Performance” beginning on page 5 of the Class T Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class T shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date Retirement Income Index and the Dow Jones Target Today Index — Global Series and a composite index — the ING Solution Income Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target Today Index – Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date Retirement Income Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date Retirement Income Index is a broad representative of the investment opportunity available to investors in target date funds. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target Today Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution Income Composite Index is comprised of 42% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/20%Barclays Capital 1-3 Year Government/Credit Index/10% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% DJ Wilshire Real Estate Securities Index/6% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/5% Citigroup U.S. Inflation-Linked Securities Index/3% Barclays Capital High Yield Index/3% Russell 1000® Value Index/2% Russell 1000® Growth Index, which is aligned with the asset allocation of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
Class T Return	(17.14)%	(2.05	)%(1)	N/A
S&P Target Date Retirement Income Index	(13.09)%	(5.32	)%(2)	N/A
Dow Jones Target Today Index — Global Series	(3.06)%	3.15	%(3)	N/A
ING Solution Income Composite Index	(10.68)%	4.08	%(3)(4)	N/A

(1)	Class T shares commenced operations on August 31, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date Retirement Income Index is March 31, 2007.
(3)	The index returns are for the period beginning September 1, 2005.
(4)	The ING Solution Income Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2015 Portfolio

The section entitled “ING Solution 2015 Portfolio — Performance” beginning on page 7 of the Class T Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class T shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2015 Index and the Dow Jones Target 2015 Index — Global Series and a composite index — the ING Solution 2015 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2015 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2015 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2015 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2015. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2015 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2015 Composite Index is comprised of 28% Barclays Capital U.S. Aggregate Bond Index (“BCAB Index”)/13% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% Russell 1000® Value Index/9% Russell 1000® Growth Index/8% Barclays Capital 1-3 Year Government/Credit Index/8% DJ Wilshire Real Estate Securities Index/7% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/5% Citigroup U.S. Inflation-Linked Securities Index/4% Barclays Capital U.S. High Yield Index (formerly, the Lehman Brothers® High Yield Index)/3% Russell 2000® Index/3% Russell MidCap® Index/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Citigroup U.S. Inflation-Linked Securities Index measures the return of bonds with fixed–rate coupon payments that adjust for inflation as measured by the Consumer Price Index. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
Class T Return	(27.17)%	(4.65	)%(1)	N/A
S&P Target Date 2015 Index	(21.32)%	(10.47	)%(2)	N/A
Dow Jones Target 2015 Index — Global Series	(16.65)%	0.18	%(3)	N/A
ING Solution 2015 Composite Index	(22.51)%	(6.14	)%(3)(4)	N/A

(1)	Class T shares commenced operations on August 31, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2015 Index is March 31, 2007.
(3)	The index returns are for the period beginning September 1, 2005.
(4)	The ING Solution 2015 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2025 Portfolio

The section entitled “ING Solution 2025 Portfolio — Performance” beginning on page 7 of the Class T Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class T shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2025 Index and the Dow Jones Target 2025 Index — Global Series and a composite index — the ING Solution 2025 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2025 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2025 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2025 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2025. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2025 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2025 Composite Index is comprised of 15% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/14% Russell 1000® Growth Index/14% Russell 1000® Value Index/12% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/12% S&P 500® Composite Stock Price (“S&P 500®”)Index/8% Barclays Capital 1-3 Year Government/Credit Index/7% DJ Wilshire Real Estate Securities Index/5% Russell 2000® Index/5% Russell MidCap® Index/3% MSCI Emerging Markets IndexSM/3% S&P/Citigroup World Property (ex. U.S.) Index/2% Barclays Capital High Yield Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Barclays Capital 1-3 Year Government/Credit Index is an index of publicly issued investment-grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The Barclays Capital High Yield Index is an unmanaged index that measures the performance of fixed-income securities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
Class T Return	(34.18)%	(6.84	)%(1)	N/A
S&P Target Date 2025 Index	(27.75)%	(14.71	)%(2)	N/A
Dow Jones Target 2025 Index — Global Series	(27.61)%	(2.13	)%(3)	N/A
ING Solution 2025 Composite Index	(30.52)%	(11.81	)%(3)(4)	N/A

(1)	Class T shares commenced operations on August 31, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2025 Index is March 31, 2007.
(3)	The index returns are for the period beginning September 1, 2005.
(4)	The ING Solution 2025 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2035 Portfolio

The section entitled “ING Solution 2035 Portfolio — Performance” beginning on page 11 of the Class T Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class T shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2035 Index and the Dow Jones Target 2035 Index — Global Series and a composite index — the ING Solution 2035 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2035 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2035 Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2035 Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2035. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2035 Index — Global Series is comprised of a set of equity, bond and cash sub indices. The ING Solution 2035 Composite Index is comprised of 16% Russell 1000® Growth Index/16% Russell 1000® Value Index/15% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/15% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/ 10% S&P 500® Composite Stock Price (“S&P 500®”) Index/7% Russell 2000® Index/7% Russell MidCap® Index/6% DJ Wilshire Real Estate Securities Index/5% MSCI Emerging Markets IndexSM/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell MidCap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
Class T Return	(37.30)%	(7.47	)%(1)	N/A
S&P Target Date 2035 Index	(32.60)%	(18.01	)%(2)	N/A
Dow Jones Target 2035 Index — Global Series	(35.15)%	(4.29	)%(3)	N/A
ING Solution 2035 Composite Index	(33.01)%	(12.74	)%(3)(4)	N/A

(1)	Class T shares commenced operations on August 31, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2035 Index is March 31, 2007.
(3)	The index returns are for the period beginning September 1, 2005.
(3)	The ING Solution 2035 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

ING Solution 2045 Portfolio

The section entitled “ING Solution 2045 Portfolio — Performance” beginning on page 13 of the Class T Prospectus is amended as follows:

The paragraph immediately following the section entitled “Year-by-Year Total Returns” and the section entitled “Average Annual Total Returns” are deleted in their entirety and replaced with the following:

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio’s Class T shares’ performance to those of two broad measures of market performance — the Standard & Poor’s (“S&P”) Target Date 2045+ Index and the Dow Jones Target 2045 Index — Global Series and a composite index — the ING Solution 2045 Composite Index. Prior to July 31, 2009, the Portfolio compared its performance to the Dow Jones Target 2045 Index — Global Series. The Portfolio changed the index to which it compares its performance to the S&P Target Date 2045+ Index because this index is considered by the Adviser to be a more appropriate comparison. The S&P Target Date 2045+ Index is a broad representative of the investment opportunity available to investors with a target retirement date of 2045. The asset class mix for the index is determined once a year through a process designed to reflect the overall investment opportunity of the represented market. The Dow Jones Target 2045 Index — Global Series is comprised of a set of equity, bond and cash sub-indices. The ING Solution 2045 Composite Index is comprised of 19% Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index/17% Russell 1000® Growth Index/17% Russell 1000® Value Index/10% S&P 500® Composite Stock Price (“S&P 500®”) Index/9% Russell 2000® Index/9% Russell Midcap® Index/7% MSCI Emerging Markets IndexSM/5% Barclays Capital U.S. Aggregate Bond (“BCAB”) Index/4% DJ Wilshire Real Estate Securities Index/3% S&P/Citigroup World Property (ex. U.S.) Index, which is aligned with the asset allocations of the Portfolio as of December 31, 2008. The MSCI EAFE® Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The Russell 1000® Growth Index measures the performance of 1,000 of the largest U.S. domiciled companies. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 2000® Index represents the 2,000 smallest companies in the Russell 3000® Index, which contains the 3,000 largest U.S. companies, based on total market capitalizations. The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. The BCAB Index is a widely recognized, unmanaged index of publicly issued fixed-rate U.S. government, investment-grade, mortgage-backed and corporate debt securities. The DJ Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. The S&P/Citigroup World Property (ex. U.S.) Index is a market-weighted total performance index, available on a monthly basis. The index consists of companies from developed markets that have floats larger than $100 million and derive more than half of their revenue from property-related activities. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

Average Annual Total Returns(1)

(for the periods ended December 31, 2008)

	1 Year	5 Years or Since Inception		10 Years
Class T Return	(40.12)%	(8.23	)%(1)	N/A
S&P Target Date 2045+ Index	(35.24)%	(19.71	)%(2)	N/A
Dow Jones Target 2045 Index — Global Series	(37.03)%	(4.99	)%(3)	N/A
ING Solution 2045 Composite Index	(38.45)%	(17.46	)%(3)(4)	N/A

(1)	Class T shares commenced operations on August 31, 2005.
(2)	The index return is for the period beginning April 1, 2007 as the inception date of the S&P Target Date 2045+ Index is March 31, 2007.
(3)	The index returns are for the period beginning September 1, 2005.
(4)	The ING Solution 2045 Composite Index is aligned with the asset allocations of the Portfolio as of December 31, 2008.

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